Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000017534 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | Dropbox, Inc.FR_26210C104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | Fox Corp.FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017534 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017534 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017534 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017534 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017534 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017534 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017534 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017534 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017534 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158301 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | Dropbox, Inc.FR_26210C104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | Fox Corp.FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158301 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158301 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158301 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158301 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158301 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158301 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158301 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158301 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017535 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Okta, Inc.FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Fortinet, Inc.FR_34959E109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | Docusign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017535 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017535 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017535 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017535 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017535 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017535 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017535 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017535 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017535 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017535 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017535 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Okta, Inc.FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Fortinet, Inc.FR_34959E109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | Docusign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000158302 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158302 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158302 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158302 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158302 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158302 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158302 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158302 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035926 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | Amdocs Ltd.FR_G02602103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035926 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035926 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035926 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035926 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035926 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035926 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035926 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035926 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035926 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035926 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211480 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | Amdocs Ltd.FR_G02602103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211480 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211480 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211480 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211480 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211480 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211480 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211480 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211480 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211480 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211480 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035927 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Amdocs Ltd.FR_G02602103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035927 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035927 | Catalyst Pharmaceuticals, Inc.FR_14888U101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035927 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035927 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035927 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035927 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035927 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035927 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000035927 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035927 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035927 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035927 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017538 | Prestige Consumer Healthcare, Inc.FR_74112D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017538 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017538 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Halozyme Therapeutics, Inc.FR_40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017538 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017538 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017538 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017538 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017538 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017538 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017538 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017538 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017538 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017538 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017539 | Prestige Consumer Healthcare, Inc.FR_74112D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017539 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017539 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Halozyme Therapeutics, Inc.FR_40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017539 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017539 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017539 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017539 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017539 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017539 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017539 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017539 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017539 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017539 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017540 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017540 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017540 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017540 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017540 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017540 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017540 | Martin Marietta Materials, Inc.FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017540 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017540 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017540 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017540 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017540 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017540 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017540 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017540 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017540 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017540 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017540 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017540 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164152 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164152 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164152 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164152 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164152 | HP, Inc.FR_40434L105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164152 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164152 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164152 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000164152 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164152 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164152 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164152 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164152 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164152 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164152 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164151 | Dropbox, Inc.FR_26210C104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164151 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164151 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164151 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164151 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164151 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164151 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000164151 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164151 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164151 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164151 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164151 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164151 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164151 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164151 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176162 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176162 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176162 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176162 | Fidelity National Information Services, Inc.FR_31620M106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176162 | DTE Energy Co.FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176162 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176162 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176162 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176162 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176162 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176162 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176162 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176162 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176162 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176162 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176162 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176162 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176162 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017533 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017533 | Cie de Saint-Gobain SAFR_738048909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017533 | Muenchener Rueckversicherungs-Gesellschaft AG in MuenchenFR_529412900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | British American Tobacco PLCFR_028758902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Shionogi & Co. Ltd.FR_680468006
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Genmab ASFR_459573903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017533 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017533 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017533 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017533 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017533 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017533 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017533 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017533 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017533 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017533 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195215 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195215 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195215 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195215 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195215 | PayPal Holdings, Inc.FR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195215 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000195215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000195215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000195215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195216 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195216 | Pacira BioSciences, Inc.FR_695127100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195216 | EZCORP, Inc.FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195216 | Mueller Water Products, Inc.FR_624758108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | CareDx, Inc.FR_14167L103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Teekay Tankers Ltd.FR_G8726X106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | DNOW, Inc.FR_67011P100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Relay Therapeutics, Inc.FR_75943R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Hamilton Insurance Group Ltd.FR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000195216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000195216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000195216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000195216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000195216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195216 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118430 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000118430 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000118430 | AssetU.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000118430 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000090298 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000090298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090298 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000090298 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000173616 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000173616 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173616 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173616 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.80%